Investment Securities -- FV of Trading Investment Securities (Details 7) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	$ 129	$ 137
Trading Securities, Debt	123	131
Preferred stock	6	6
Other securities	129	128
Bonds:
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	123	131
Non-U.S. government and government sponsored entities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	3	3
Corporate debt
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	116	124
Residential mortgage-backed securities (“RMBS”)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	2	2
Commercial mortgage-backed securities (“CMBS”)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	$ 2	2
Fair Value, Measurements, Recurring [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Other securities		$ 128